Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets
Schedule of Composition of Intangible Assets
		Dec. 31, 2024			Dec. 31, 2023
	Historical cost	Accumulated amortization	Net value	Historical cost	Accumulated amortization	Net value
In service
Useful life defined
Temporary easements	15	(8)	7	15	(7)	8
Onerous concession	14	(11)	3	14	(10)	4
Assets of concession	27,594	(11,766)	15,828	25,217	(10,933)	14,284
Assets of concession - GSF	1,031	(467)	564	1,031	(334)	697
Others	174	(90)	84	139	(79)	60
	28,828	(12,342)	16,486	26,416	(11,363)	15,053
In progress	320	-	320	196	-	196
Net intangible assets	29,148	(12,342)	16,806	26,612	(11,363)	15,249

Schedule of Changes in Intangible Assets
	Dec. 31, 2023	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2024
In service
Useful life defined
Temporary easements	8	-	-	(1)	-	7
Onerous concession	4	-	-	(1)	-	3
Assets of concession	14,284	24	(62)	(1,000)	2,582	15,828
Assets of concession - GSF	697	-	-	(133)	-	564
Others	60	10	-	(11)	25	84
	15,053	34	(62)	(1,146)	2,607	16,486
In progress	196	214	-	-	(90)	320
Net intangible assets	15,249	248	(62)	(1,146)	2,517	16,806

(1)	The transfers were made between concession contract assets to Intangible assets: in 2024 of R$2,517 (R$1,590 in 2023).

	Dec. 31, 2022	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2023
In service
Useful life defined
Temporary easements	9	-	-	(1)	-	8
Onerous concession	4	-	-	-	-	4
Assets of concession	13,555	3	(81	(914)	1,721	14,284
Assets of concession - GSF	832	-	-	(135)	-	697
Others	15	26	(10)	(5)	34	60
	14,415	29	(91)	(1,055)	1,755	15,053
In progress	206	158	(3)	-	(165)	196
Net intangible assets	14,621	187	(94)	(1,055)	1,590	15,249

(1)	The transfers were made between concession contract assets to Intangible assets: R$1,590 in 2023 (R$2,448 in 2022).
	Dec. 31, 2021	Additions	Disposals	Amortization	Transfers (1)	Dec. 31, 2022
In service
Useful life defined
Temporary easements	10	-	-	(1)	-	9
Onerous concession	5	-	-	(1)	-	4
Assets of concession	11,807	-	(57)	(817)	2,622	13,555
Assets of concession - GSF	966	-	-	(134)	-	832
Other	4	13	-	(3)	1	15
	12,792	13	(57)	(956)	2,623	14,415
In progress	161	106	-	-	(61)	206
Net intangible assets	12,953	119	(57)	(956)	2,562	14,621

(1)	The main transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448.

Schedule of Amortization Rates

The main amortization rates are as follows:

Energy	(%)	Administration	(%)
System cable - below 69 KV	6.67	Software	20.00
System cable - below 69 KV	3.57	Vehicles	14.29
Structure - Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker - up to 69 kV	3.03
Capacitor bank - up to 69 kV	6.67
Voltage regulator - up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 to 20.00	Furniture	10.00

The annual average amortization rate is 4.03% and by segment is follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
20.75%	5.78%	3.41%	3.92%	15.69%

Schedule of Power Plant Offer for Tender
Plant re-offered for tender	Amount
São Simão	783
Miranda	146
Jaguara	237
Volta Grande	157
Total	1,323